INFORMATION ABOUT SEGMENTS, REVENUES & GEOGRAPHIC AREAS - Segment's Profits and Losses (Details) ₽ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2021 RUB (₽) country	Dec. 31, 2021 USD ($) country	Dec. 31, 2020 RUB (₽)	Dec. 31, 2019 RUB (₽)
INFORMATION ABOUT SEGMENTS, REVENUES & GEOGRAPHIC AREAS
Number of countries	19	19
Revenues	₽ 356,171	$ 4,794.2	₽ 218,344	₽ 175,391
Adjusted EBITDA	32,143	432.6	49,348	50,904
Search And Portal
INFORMATION ABOUT SEGMENTS, REVENUES & GEOGRAPHIC AREAS
Revenues	165,235	2,224.1	124,810	122,813
Adjusted EBITDA	79,579	1,071.2	60,719	58,415
Ride Hailing
INFORMATION ABOUT SEGMENTS, REVENUES & GEOGRAPHIC AREAS
Revenues	73,024	982.9	40,719	34,460
Adjusted EBITDA	22,266	299.7	9,892	5,017
Foodtech
INFORMATION ABOUT SEGMENTS, REVENUES & GEOGRAPHIC AREAS
Revenues	37,652	506.8	16,663	3,582
Adjusted EBITDA	(10,591)	(142.6)	(3,841)	(2,765)
Yandex.Market
INFORMATION ABOUT SEGMENTS, REVENUES & GEOGRAPHIC AREAS
Revenues	35,288	475.0	13,867
Adjusted EBITDA	(40,451)	(544.5)	(4,113)
Media Services
INFORMATION ABOUT SEGMENTS, REVENUES & GEOGRAPHIC AREAS
Revenues	18,408	247.8	7,807	3,867
Adjusted EBITDA	(6,464)	(87.0)	(3,735)	(2,202)
Yandex Delivery
INFORMATION ABOUT SEGMENTS, REVENUES & GEOGRAPHIC AREAS
Revenues	12,912	173.8	3,083
Adjusted EBITDA	(902)	(12.1)	(837)
Yandex Drive
INFORMATION ABOUT SEGMENTS, REVENUES & GEOGRAPHIC AREAS
Revenues	12,367	166.5	8,525	7,545
Adjusted EBITDA	1,199	16.1	(1,777)	(2,143)
Classifieds
INFORMATION ABOUT SEGMENTS, REVENUES & GEOGRAPHIC AREAS
Revenues	8,158	109.8	5,778	5,390
Adjusted EBITDA	2,066	27.8	1,070	310
Other Business Units and Initiatives
INFORMATION ABOUT SEGMENTS, REVENUES & GEOGRAPHIC AREAS
Revenues	24,082	324.2	11,105	6,043
Adjusted EBITDA	(14,874)	(200.2)	(8,294)	(5,866)
Operating Segments
INFORMATION ABOUT SEGMENTS, REVENUES & GEOGRAPHIC AREAS
Revenues	387,126	5,210.9	232,357	183,700
Adjusted EBITDA	31,828	428.4	49,084	50,766
Intersegment Eliminations
INFORMATION ABOUT SEGMENTS, REVENUES & GEOGRAPHIC AREAS
Intersegment revenues	(30,955)	(416.7)	(14,013)	(8,309)
Adjusted EBITDA	₽ 315	$ 4.2	₽ 264	₽ 138